Benefit Plans (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Components of net periodic benefit cost
Contributions to qualified and non qualified pension plans			$ 1.7	$ 12.0
Pension Plan [Member]
Components of net periodic benefit cost
Service cost	$ 0.9	$ 0.9	1.8	1.8
Interest cost	6.2	6.0	12.4	11.9
Expected return on plan assets	(6.8)	(6.8)	(13.5)	(13.5)
Recognized net actuarial loss	1.4	1.6	2.8	3.3
Net periodic pension benefit cost	1.7	1.7	3.5	3.5
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0	0.0
Other Benefits [Member]
Components of net periodic benefit cost
Service cost	0.0	0.0	0.0	0.0
Interest cost	0.1	0.2	0.2	0.3
Expected return on plan assets	0.0	0.0	0.0	0.0
Recognized net actuarial loss	0.0	0.1	0.1	0.2
Net periodic pension benefit cost	0.1	0.2	0.3	0.4
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 0.0	$ (0.1)	$ 0.0	$ (0.1)